NATURE OF OPERATIONS (Details Textual)			1 Months Ended
	Dec. 15, 2016	Jun. 20, 2016	Jun. 20, 2016	Jul. 17, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10	1-for-12	1-for-12	1-for-10